Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments
3.      Derivative Instruments

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency.  The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments.  ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position.  The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability.  All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' equity.

The Company's derivative instruments include warrants to purchase 18,035 shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:

•	Warrants to purchase 13,337 shares exercisable at CAD$1.44 per whole share that expire on April 30, 2015; and

•	Warrants to purchase 4,698 shares exercisable at CAD$1.44 per whole share that expire on March 30, 2016.

These warrants have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss).  These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of June 30, 2011, the fair value of the warrants expiring April 30, 2015 and March 30, 2016 was determined to be $5,229 and $1,912, respectively, and the gain on these warrants for the three months ended June 30, 2011 was $154 and $71, respectively. The fair value of the warrants expiring April 30, 2015 as at June 30, 2011 and December 31, 2010 was $5,229 and $10,450, respectively, and the gain on these warrants for the six months ended June 30, 2011 was $5,221. The fair value of the warrants expiring March 30, 2016 as at June 30, 2011 and March 31, 2011 was $1,983 and $1,912, respectively, and the gain on these warrants for the six months and three months ended June 30, 2011 was $71. Accordingly, the Company recorded an unrealized gain of $5,292 and $225 on the interim consolidated statements of operations for the six months and three months ended June 30, 2011, respectively, related to the change in the fair value of the warrants. There is no cash flow impact for these derivatives until the warrants are exercised.  If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

In February 2011, the Company filed a final short form prospectus for a rights offering. In accordance with the terms of the rights offering, each shareholder of record on March 2, 2011 received one right for each common share held.  Every right held entitled the holder thereof to purchase for CAD $0.03, or USD $0.0303 at the shareholder’s option, a unit consisting of one common share along with one warrant to purchase a common share of the Company at CAD $0.08. The rights began trading on March 2, 2011 on the TSX and on the Pink Sheets and expired on March 29, 2011.

On March 2, 2011, the Company recognized a derivative financial liability of $1.25 million associated with the Company’s obligation to carry out the rights offering. The deficit was adjusted by a corresponding amount.  The derivative financial liability will be adjusted to fair value at each quarter end with changes being recognized in earnings until the expiry of the warrants. During the six months ended June 30, 2011, the Company recognized a realized derivative gain of $613.  The rights expired on March 29, 2011.

During the three months ended June 30, 2011, the Company issued 0.11 million options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the functional currency of the Company.  While there is an exception to this rule for employees in ASU 2010-13, no such exception exists for contractors.  Consequently, the Company classified $49 as a derivative relating to options issued in the quarter and reclassified $53 from additional paid in capital for the 0.1 million options issued to contractors in 2010.  These options will be marked to market until the earlier of their expiry or exercise.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed.  During the rights offering, each holder of rights could elect either the $0.03 CAD or USD$0.0303 subscription price. Furthermore, the CAD $0.03 subscription price at that time was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

At the time of the closing of the rights offering in March 2011, the Company had issued a total of 84,559 units for total net proceeds of $2,566. Accordingly the Company recorded an increase in Common stock of $1,023. Expenses and fees relating to the rights offering totaled approximately $300.

6.      Derivative Instruments

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency.  The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments.  ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position.  The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability.  All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in shareholders' equity.

The Company's only derivative instruments are warrants to purchase 13,337,037 shares, the exercise price for which are denominated in a currency other than the Company's functional currency, as follows:

☐	Warrants to purchase 13,337,037 shares exercisable at CAD$1.44 per whole share that expire on April 30, 2015

These warrants have been recorded at their fair value at issuance and will continue to be recorded at fair value at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/loss on derivative.  These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of December 31, 2010, the fair value of these warrants was determined to be $10,450. The fair value as at April 30, 2010, the inception of the derivative, was $7,202. Accordingly the Company recorded an unrealized loss of $3,251 on the consolidated statements of operations for the year ended December 31, 2010, related to the change in the fair value of those warrants. There is no cash flow impact for these derivatives until the warrants are exercised.  If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.